Post-balance sheet events (Details) € in Millions, shares in Millions	1 Months Ended			12 Months Ended
	May 31, 2025 EUR (€)	Apr. 30, 2025 shares	May 31, 2023 aircraft	Mar. 31, 2025 EUR (€)	Aug. 31, 2024 EUR (€)	May 31, 2024 EUR (€)
Post-balance sheet events
Payments to acquire or redeem entity's shares				€ 1,477.8
May 2024 share buyback program
Post-balance sheet events
Share buyback program, authorized amount						€ 700.0
August 2024 share buyback program
Post-balance sheet events
Share buyback program, authorized amount					€ 800.0
Boeing 737-MAX-10 aircraft
Post-balance sheet events
Number of aircraft agreed to purchase | aircraft			300
Number of Aircraft, Firm Order | aircraft			150
Number of aircraft ordered subject to purchase options | aircraft			150
Major ordinary share transactions | August 2024 share buyback program
Post-balance sheet events
Number of own shares bought back | shares		1
Major ordinary share transactions | May 2025 share buyback program
Post-balance sheet events
Share buyback program, authorized amount	€ 750.0
Major ordinary share transactions | May 2025 share buyback program | Minimum
Post-balance sheet events
Share repurchase program, term	6 months
Major ordinary share transactions | May 2025 share buyback program | Maximum
Post-balance sheet events
Share repurchase program, term	12 months